Financial risk management - Changes in level 3 instruments of financial assets and financial liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in level 3 instrument of financial assets
Opening balance	¥ 143,893,331	¥ 144,079,023
Closing balance	157,585,403	143,893,331	¥ 144,079,023
Change in level 3 instrument of financial liability
Balance as of beginning	45,191,352	44,677,404
Balance as of ending	59,381,313	45,191,352	44,677,404
Level 3 | Derivative liabilities and other financial liabilities
Change in level 3 instrument of financial liability
Balance as of beginning	370,666
Additions	900,000
Changes in fair value	(333,831)
Currency translation differences	(556)
Balance as of ending	936,279	370,666
Net unrealized gains (losses) through profit or loss for the year	353
Level 3 | Derivative liabilities and other financial liabilities | Measured at FVTPL
Change in level 3 instrument of financial liability
Balance as of beginning	370,666	206,497
Additions		247,986	529,116
Disposals		(456,098)
Changes in fair value		369,454	(320,618)
Currency translation differences		2,827	(2,001)
Balance as of ending		370,666	206,497
Net unrealized gains (losses) through profit or loss for the year		(295,536)	4,556
Level 3 | Investment in ordinary shares and preferred shares | Measured at FVTPL
Change in level 3 instrument of financial assets
Opening balance	1,919,716	1,267,072	853,934
Additions	550,111	551,744	636,709
Changes in fair value	(22,773)	91,828	(177,993)
Transfer to level 1 financial instruments			(60,402)
Currency translation differences	(16,655)	9,072	14,824
Closing balance	2,430,399	1,919,716	1,267,072
Net unrealized gains (losses) through profit or loss for the year	(22,773)	128,580	(177,993)
Level 3 | Investment in ordinary shares | Measured at FVTOCI
Change in level 3 instrument of financial assets
Opening balance	30,000	86,586	85,726
Changes in fair value	(11,882)	(5,000)
Transfer to level 1 financial instruments		(51,908)
Currency translation differences		322	860
Closing balance	18,118	30,000	86,586
Level 3 | Investment in limited partnerships
Change in level 3 instrument of financial assets
Opening balance	1,147,455	1,225,642
Additions	620,093	1,500
Disposals/settlements	(58,822)
Disposals/settlements		(54,073)
Changes in fair value	10,843	(31,439)
Currency translation differences	(14,534)	5,825
Closing balance	1,705,035	1,147,455	1,225,642
Net unrealized gains (losses) through profit or loss for the year	(5,816)	(31,577)
Level 3 | Treasury investments | Measured at FVTPL
Change in level 3 instrument of financial assets
Opening balance	4,868,032
Additions	31,622,698
Disposals/settlements	(29,881,408)
Changes in fair value	114,906
Closing balance	6,724,228	4,868,032
Net unrealized gains (losses) through profit or loss for the year	38,713
Level 3 | Treasury investments | Measured at FVTPL | Measured at FVTPL
Change in level 3 instrument of financial assets
Opening balance	4,868,032
Additions		14,265,000
Disposals/settlements		(9,454,911)
Changes in fair value		57,943
Closing balance		4,868,032
Net unrealized gains (losses) through profit or loss for the year		54,587
Level 3 | Loans receivable | Measured at FVTOCI
Change in level 3 instrument of financial assets
Additions	30,035,537
Disposals/settlements	(25,260,285)
Changes in fair value	(175,653)
Closing balance	4,599,599
Net unrealized gains (losses) through profit or loss for the year	21,901
Level 3 | Others | Measured at FVTPL
Change in level 3 instrument of financial assets
Opening balance	367,353	847,373	685,707
Additions	53,403	53,576	397,865
Disposals/settlements	(27,060)		(145,517)
Disposals/settlements		(266,394)
Changes in fair value	(62,116)	(152,885)	(97,936)
Transfer to level 1 financial instruments		(115,496)
Currency translation differences	(71)	1,179	7,254
Closing balance	331,509	367,353	847,373
Net unrealized gains (losses) through profit or loss for the year	¥ (62,116)	(27,795)	(97,936)
Level 3 | Investments in limited partnerships
Change in level 3 instrument of financial assets
Opening balance		¥ 1,225,642	1,300,119
Additions			202
Disposals/settlements			(75,555)
Changes in fair value			(6,995)
Currency translation differences			7,871
Closing balance			1,225,642
Net unrealized gains (losses) through profit or loss for the year			¥ (6,995)